STOCK-BASED COMPENSATION - Summary of Stock-based Compensation Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	$ 60	$ 70
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	(1)	1
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	49	47
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	(3)	4
Equity derivative effect, net of interest receipt
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	$ 15	$ 18